Pension Liabilities, Net (Schedule of changes in projected benefit obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 1,813	$ 2,123
Interest cost	77	59
Expenses paid	(137)	(160)
Exchange rates differences	230	(187)
Actuarial (gain) loss	80	(22)
Projected benefit obligation at end of year	$ 2,063	$ 1,813
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses	Other Expenses